Cash, Cash Equivalents and Current Marketable Securities (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 29, 2013	Dec. 30, 2012
Cash Cash Equivalents and Current Marketable Securities [Line Items]
Available-for-sale Securities, Current	$ 8,279	$ 6,178
Debt Securities [Member]
Cash Cash Equivalents and Current Marketable Securities [Line Items]
Available-for-sale Securities, Current	6,160	5,226
Repurchase Agreements [Member]
Cash Cash Equivalents and Current Marketable Securities [Line Items]
Available-for-sale Securities, Current	1,100	500
Corporate Debt Securities [Member]
Cash Cash Equivalents and Current Marketable Securities [Line Items]
Available-for-sale Securities, Current	$ 1,019	$ 452